Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of pretax income (loss) from continuing operations and the components of income tax expense (benefit) from continuing operations

	Successor			Predecessor
	Year ended December 31, 2014	Year ended December 31, 2013	March 23 (inception) to December 31, 2012	January 1 to May 24, 2012
		(in millions)
Pretax Income (Loss)
U.S.	$1,262	$42	$(305)	$384
Foreign	—	—	—	(63)
	$1,262	$42	$(305)	$321

Components of Income Tax Expense (Benefit)
Current
Federal	$—	$—	$—	$(62)
State	—	—	—	(3)
	—	—	—	(65)

Deferred
Federal	1,072	—	—	188
State	49	—	—	11
	1,121	—	—	199
Total income tax expense	$1,121	$—	$—	$134

Schedule of effective tax rate reconciliation

	Successor			Predecessor
	Year ended December 31, 2014	Year ended December 31, 2013	March 23 (inception) to December 31, 2012	January 1 to May 24, 2012
		(in millions)
Income taxes at the statutory federal rate of 35%	$442	$15	$(107)	$112
Increase (decrease)
State income taxes, net of federal income tax effect	—	—	—	5
Partnership earnings not subject to tax	(442)	(15)	107	—
Earnings from unconsolidated affiliates where we received or will receive dividends	—	—	—	(2)
Foreign income taxed at different rates	—	—	—	22
Change of entity tax status	1,121	—	—	—
Other	—	—	—	(3)
Income tax expense	$1,121	$—	$—	$134

Schedule of Deferred Tax Assets and Liabilities

December 31, 2014
(in millions)

Deferred tax assets
Employee benefits	$1
Legal and other reserves	5
Asset retirement obligations	15
Transaction costs	20
Total deferred tax assets	$41
Deferred tax liabilities
Property, plant and equipment	$794
Financial derivatives	367
Total deferred tax liabilities	1,161
Net deferred tax liabilities	$1,120